Loans - Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	$ 851,953	$ 758,501
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	812,493	708,133
OAEM
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	17,554	31,303
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	21,906	19,065
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	26,774	27,140
Commercial | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	26,515	25,658
Commercial | OAEM
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	121	688
Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	138	794
Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	16,720	18,476
Consumer | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	16,612	18,475
Consumer | OAEM
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	108	1
Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential | Real Estate | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	8,825	7,750
Residential | Real Estate | Pass | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	8,825	7,750
Residential | Real Estate | OAEM | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential | Real Estate | Substandard | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential | Real Estate | Doubtful | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Commercial | Real Estate | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	58,469	45,245
Commercial | Real Estate | Pass | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	35,656	24,210
Commercial | Real Estate | OAEM | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	12,516	15,831
Commercial | Real Estate | Substandard | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	10,297	5,204
Commercial | Real Estate | Doubtful | Real Estate Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Commercial – Owner Occupied | Real Estate | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	123,898	172,040
Commercial – Owner Occupied | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	120,166	163,765
Commercial – Owner Occupied | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	3,302	7,225
Commercial – Owner Occupied | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	430	1,050
Commercial – Owner Occupied | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Commercial – Non-owner Occupied | Real Estate | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	268,123	256,471
Commercial – Non-owner Occupied | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	261,181	242,607
Commercial – Non-owner Occupied | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	79	7,044
Commercial – Non-owner Occupied | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	6,863	6,820
Commercial – Non-owner Occupied | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential – 1 to 4 Family | Real Estate | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	309,340	213,266
Residential – 1 to 4 Family | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	304,042	207,911
Residential – 1 to 4 Family | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	1,536	515
Residential – 1 to 4 Family | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	3,762	4,840
Residential – 1 to 4 Family | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential – Multifamily | Real Estate | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	39,804	18,113
Residential – Multifamily | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	39,496	17,757
Residential – Multifamily | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	0	0
Residential – Multifamily | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	308	356
Residential – Multifamily | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income	$ 0	$ 0